INTEREST INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTEREST INCOME, NET
Schedule of interest income, net

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Interest income	1,291,485	1,288,714	834,505
Interest expense	(17,241)	(12,654)	(6,750)
Bank charges	(9,068)	(14,650)	(19,582)
Others	(1,844)	(1,247)	(668)
Total	1,263,332	1,260,163	807,505